CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB4,830 and RMB12,288 (US$1,883) as of December 31, 2019 and 2020, respectively)	¥ 13,401	¥ 6,879
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB13,698 and RMB3,710 (US$569) as of December 31, 2019 and 2020, respectively)	3,710	16,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB36,087 and RMB36,870 (US$5,651) as of December 31, 2019 and 2020, respectively)	55,960	51,398
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB1,525 and nil as of December 31, 2019 and 2020, respectively)	549	2,213
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB2,965 and RMB526 (US$81) as of December 31, 2019 and 2020, respectively)	526	2,965
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB31,675 and RMB5,807 (US$890) as of December 31, 2019 and 2020, respectively)	5,807	31,675
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2019 and 2020, respectively)	¥ 0	¥ 59
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
VIE [Member]
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB4,830 and RMB12,288 (US$1,883) as of December 31, 2019 and 2020, respectively)	¥ 12,288	¥ 4,830
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB13,698 and RMB3,710 (US$569) as of December 31, 2019 and 2020, respectively)	3,710	13,698
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB36,087 and RMB36,870 (US$5,651) as of December 31, 2019 and 2020, respectively)	36,870	36,087
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB1,525 and nil as of December 31, 2019 and 2020, respectively) | ¥	0	1,525
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB2,965 and RMB526 (US$81) as of December 31, 2019 and 2020, respectively)	526	2,965
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB31,675 and RMB5,807 (US$890) as of December 31, 2019 and 2020, respectively)	5,807	31,675
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2019 and 2020, respectively) | ¥	¥ 0	¥ 0
Class A Ordinary shares [Member]
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	430,127,692	420,001,792
Ordinary shares, shares outstanding	430,127,692	420,001,792
Class B Ordinary shares [Member]
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	99	10,000,099
Ordinary shares, shares outstanding	99	10,000,099